January 31, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Holland Series Fund, Inc. — File Nos. 33-95026 and 811-9060 (the “Registrant”)
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Registrant does not differ from that which was contained in Post-Effective Amendment No. 20 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2012 (Accession Number 0000950123-12-001668).
If you have any questions concerning this filing, please call me directly at (617) 662-3796.
Sincerely,
/s/ Jolene M. Olson
Jolene M. Olson
Senior Paralegal & Officer

cc:	T. Diggins, Esq.